Property plant and equipment net	12 Months Ended
Dec. 31, 2022
Property, plant and equipment

Note 8:   Property, plant and equipment, net

	December 31,
	2022	2021
	US$’000	US$’000

Office premises*	673	673
Leasehold improvements	67	125
Furniture, fixtures and office equipment	311	439
Motor vehicles	173	175
Testing equipment	32	37
	1,256	1,449

Less: Accumulated depreciation	(1,077)	(1,234)
	179	215
	Year ended December 31,
	2022	2021	2020
	US$’000	US$’000	US$’000

Depreciation charge	33	38	49

* Far East earns rental income from a property in Beijing, PRC for which it does not hold the title. Far East is investigating various ways in which to obtain the title but has not formulated a specific plan as of the date of issuance of these consolidated financial statements. The net book value of the property at December 31, 2022 is approximately US$84,000 (2021: US$88,000).

ZHEJIANG TIANLAN
Property, plant and equipment
9.	Property, plant and equipment

		December 31,
		2022	2021
		RMB’000	RMB’000

Building and leasehold improvements		167,874	167,874
Furniture, fixtures and office equipment		3,795	3,694
Motor vehicles		4,610	4,647
Plant and machineries		10,619	10,097

Total		186,898	186,312

Less: Accumulated depreciation and amortization		(82,252)	(76,008)
Accumulated impairment losses		(36,241)	(36,241)

Total		(118,493)	(112,249)

Net		68,405	74,063

	Year ended December 31,
	2022	2021	2020
	RMB’000	RMB’000	RMB’000

Depreciation charge	6,580	6,466	6,359

At December 31, 2022, the net book value of property, plant and equipment pledged as security for the Company’s bank loans and third party loans amounted to approximately RMB1,275,000 (2021: RMB1,524,000).